UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 15, 2007 to November 15, 2007

Commission File Number of issuing entity: 333-142235-04

ML-CFC Commercial Mortgage Trust 2007-8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-142235

Merrill Lynch Mortgage Investors, Inc.
(Exact name of depositor as specified in its charter)

Countrywide Commercial Real Estate Finance, Inc.
 Merrill Lynch Mortgage Lending, Inc.
KeyBank National Association
(Exact name of sponsors as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3768042
38-3768041
38-6850975
38-6850974
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-SB, A-3, AM, AJ, A-1A, AM-A, AJ-A, B, C, D, E, and F.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of ML-CFC Commercial Mortgage Trust 2007-8, Commercial Mortgage Pass-Through Certificates, Series 2007-8 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
    The Empirian Portfolio Pool 2 mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the prospectus supplement for the  ML-CFC Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-8.  In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $22,939,705 through the end of the third quarter, September 30, 2007.

    The Farallon Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the prospectus supplement for the  ML-CFC Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-8.  In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $152,540,955 for the trailing 12 month period from September 1, 2006 through August 31, 2007.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 14-Nov-2007 - 15:48.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Merrill Lynch Mortgage Investors, Inc.

Date:	November 29, 2007	/s/ David M. Rodgers
David M. Rodgers
Executive Vice President, Chief Officer in Charge of Commercial Mortgage Securitization